Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)(1)(2)	9,288	$ 1,124,591
Northrop Grumman Corp.(2)	6,809	3,202,409
Raytheon Technologies Corp.(2)	7,449	609,775
Textron, Inc.(2)	11,648	678,613
		$ 5,615,388
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(2)	9,348	$ 900,306
		$ 900,306
Airlines — 0.2%
Southwest Airlines Co.(1)(2)	27,333	$ 842,950
		$ 842,950
Auto Components — 0.2%
Lear Corp.(2)	7,250	$ 867,753
		$ 867,753
Automobiles — 2.1%
Tesla, Inc.(1)(2)	28,580	$ 7,580,845
		$ 7,580,845
Banks — 4.2%
Bank of America Corp.(2)	96,896	$ 2,926,259
Citigroup, Inc.(2)	31,893	1,328,981
Fifth Third Bancorp(2)	57,446	1,835,974
JPMorgan Chase & Co.(2)	48,977	5,118,097
KeyCorp(2)	54,740	876,935
M&T Bank Corp.(2)	4,618	814,246
PNC Financial Services Group, Inc. (The)(2)	12,436	1,858,187
Truist Financial Corp.	7,171	312,225
Wells Fargo & Co.	4,626	186,058
		$ 15,256,962
Beverages — 2.2%
Coca-Cola Co. (The)(2)	52,523	$ 2,942,338
PepsiCo, Inc.(2)	30,364	4,957,227
		$ 7,899,565
Biotechnology — 2.5%
AbbVie, Inc.(2)	24,718	$ 3,317,403
Amgen, Inc.(2)	15,371	3,464,623
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.(2)	27,095	$ 1,671,491
Vertex Pharmaceuticals, Inc.(1)	1,850	535,649
		$ 8,989,166
Building Products — 0.0%(3)
Carrier Global Corp.(2)	1,693	$ 60,203
		$ 60,203
Capital Markets — 1.6%
Charles Schwab Corp. (The)(2)	17,607	$ 1,265,415
S&P Global, Inc.(2)	9,305	2,841,282
State Street Corp.(2)	27,413	1,666,984
		$ 5,773,681
Chemicals — 1.7%
AdvanSix, Inc.(2)	1,530	$ 49,113
Corteva, Inc.(2)	26,850	1,534,478
Dow, Inc.(2)	14,210	624,245
Eastman Chemical Co.(2)	5,817	413,298
Ingevity Corp.(1)(2)	2,787	168,976
LyondellBasell Industries NV, Class A(2)	13,836	1,041,574
Sherwin-Williams Co. (The)(2)	11,939	2,444,510
		$ 6,276,194
Commercial Services & Supplies — 0.2%
Waste Management, Inc.(2)	4,649	$ 744,816
		$ 744,816
Communications Equipment — 0.9%
Cisco Systems, Inc.(2)	83,078	$ 3,323,120
		$ 3,323,120
Construction & Engineering — 0.1%
Quanta Services, Inc.	4,232	$ 539,115
		$ 539,115
Construction Materials — 0.2%
Vulcan Materials Co.(2)	5,482	$ 864,566
		$ 864,566
Consumer Finance — 1.4%
American Express Co.(2)	21,539	$ 2,905,826
Discover Financial Services(2)	25,589	2,326,552
		$ 5,232,378

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.9%
Avery Dennison Corp.(2)	13,509	$ 2,197,914
Packaging Corp. of America(2)	9,486	1,065,183
		$ 3,263,097
Distributors — 0.8%
Genuine Parts Co.(2)	17,219	$ 2,571,141
LKQ Corp.	8,433	397,616
		$ 2,968,757
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$ 6,078,710
		$ 6,078,710
Diversified Telecommunication Services — 0.8%
AT&T, Inc.(2)	7,169	$ 109,973
Lumen Technologies, Inc.	30,523	222,207
Verizon Communications, Inc.(2)	71,140	2,701,186
		$ 3,033,366
Electric Utilities — 1.3%
Constellation Energy Corp.	2,262	$ 188,176
Duke Energy Corp.	3,328	309,571
Edison International(2)	27,192	1,538,523
NextEra Energy, Inc.(2)	15,381	1,206,024
Pinnacle West Capital Corp.	7,168	462,408
Xcel Energy, Inc.(2)	17,004	1,088,256
		$ 4,792,958
Electrical Equipment — 0.6%
Emerson Electric Co.(2)	29,903	$ 2,189,498
		$ 2,189,498
Electronic Equipment, Instruments & Components — 0.0%(3)
CDW Corp.(2)	643	$ 100,359
		$ 100,359
Entertainment — 1.6%
Netflix, Inc.(1)(2)	8,416	$ 1,981,463
Take-Two Interactive Software, Inc.(1)(2)	5,268	574,212
Walt Disney Co. (The)(1)(2)	36,045	3,400,125
		$ 5,955,800
Equity Real Estate Investment Trusts (REITs) — 2.3%
Apartment Income REIT Corp.(2)	11,985	$ 462,861
AvalonBay Communities, Inc.(2)	10,239	1,885,921
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc.(2)	45,511	$ 1,536,906
ProLogis, Inc.(2)	22,296	2,265,274
SBA Communications Corp.	1,041	296,321
Simon Property Group, Inc.(2)	17,320	1,554,470
Ventas, Inc.(2)	6,472	259,980
		$ 8,261,733
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(2)	1,938	$ 915,259
Kroger Co. (The)(2)	26,156	1,144,325
Sysco Corp.(2)	12,275	867,965
Walmart, Inc.(2)	7,085	918,925
		$ 3,846,474
Food Products — 1.2%
Mondelez International, Inc., Class A(2)	44,414	$ 2,435,220
Tyson Foods, Inc., Class A(2)	28,696	1,891,927
		$ 4,327,147
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(2)	43,556	$ 4,214,479
Baxter International, Inc.(2)	31,090	1,674,507
Stryker Corp.(2)	14,381	2,912,728
Zimmer Biomet Holdings, Inc.	3,848	402,308
		$ 9,204,022
Health Care Providers & Services — 3.2%
CVS Health Corp.(2)	39,004	$ 3,719,812
UnitedHealth Group, Inc.(2)	15,785	7,972,056
		$ 11,691,868
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.(1)(2)	1,292	$ 2,123,027
Chipotle Mexican Grill, Inc.(1)(2)	374	562,032
Marriott International, Inc., Class A(2)	6,415	898,998
Marriott Vacations Worldwide Corp.(2)	2,064	251,519
McDonald's Corp.(2)	18,184	4,195,776
Travel + Leisure Co.	9,305	317,487
		$ 8,348,839
Household Durables — 0.5%
Leggett & Platt, Inc.(2)	6,596	$ 219,119
Lennar Corp., Class A(2)	18,642	1,389,761
Newell Brands, Inc.(2)	12,537	174,139
		$ 1,783,019

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.3%
Clorox Co. (The)(2)	6,843	$ 878,573
Kimberly-Clark Corp.(2)	11,708	1,317,618
Procter & Gamble Co. (The)(2)	21,151	2,670,314
		$ 4,866,505
Industrial Conglomerates — 1.4%
3M Co.(2)	15,843	$ 1,750,651
Honeywell International, Inc.(2)	20,478	3,419,212
		$ 5,169,863
Insurance — 2.9%
Allstate Corp. (The)(2)	21,562	$ 2,685,116
Chubb, Ltd.(2)	2,741	498,533
Cincinnati Financial Corp.(2)	18,022	1,614,231
Lincoln National Corp.(2)	29,706	1,304,390
Marsh & McLennan Cos., Inc.(2)	20,466	3,055,369
Principal Financial Group, Inc.	5,042	363,780
Prudential Financial, Inc.(2)	6,075	521,114
Travelers Cos., Inc. (The)(2)	3,902	597,786
		$ 10,640,319
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A(1)(2)	79,780	$ 7,630,957
Alphabet, Inc., Class C(1)(2)	75,840	7,292,016
Meta Platforms, Inc., Class A(1)(2)	29,703	4,030,103
Twitter, Inc.(1)(2)	49,095	2,152,325
		$ 21,105,401
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(2)	115,153	$ 13,012,289
		$ 13,012,289
IT Services — 3.4%
Accenture PLC, Class A(2)	1,232	$ 316,994
EPAM Systems, Inc.(1)(2)	338	122,420
Fidelity National Information Services, Inc.(2)	25,140	1,899,830
Mastercard, Inc., Class A(2)	17,067	4,852,831
PayPal Holdings, Inc.(1)(2)	8,207	706,376
VeriSign, Inc.(1)(2)	11,895	2,066,161
Visa, Inc., Class A(2)	13,804	2,452,281
		$ 12,416,893
Life Sciences Tools & Services — 1.7%
Danaher Corp.(2)	6,309	$ 1,629,551
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(2)	8,914	$ 4,521,092
		$ 6,150,643
Machinery — 0.8%
Caterpillar, Inc.(2)	2,706	$ 444,001
PACCAR, Inc.(2)	3,486	291,743
Snap-on, Inc.(2)	6,380	1,284,613
Stanley Black & Decker, Inc.(2)	8,690	653,575
Westinghouse Air Brake Technologies Corp.	3,874	315,150
		$ 2,989,082
Media — 0.8%
Comcast Corp., Class A(2)	97,227	$ 2,851,668
		$ 2,851,668
Multi-Utilities — 1.9%
CenterPoint Energy, Inc.	15,255	$ 429,886
CMS Energy Corp.(2)	38,452	2,239,444
DTE Energy Co.(2)	10,342	1,189,847
NiSource, Inc.(2)	49,999	1,259,475
Public Service Enterprise Group, Inc.(2)	30,431	1,711,135
		$ 6,829,787
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.(2)	22,089	$ 3,173,527
Diamondback Energy, Inc.(2)	20,492	2,468,466
DT Midstream, Inc.(2)	5,171	268,323
EOG Resources, Inc.(2)	14,121	1,577,739
Exxon Mobil Corp.(2)	31,499	2,750,178
Kinder Morgan, Inc.	31,400	522,496
Marathon Petroleum Corp.(2)	30,623	3,041,783
Phillips 66(2)	24,040	1,940,509
Pioneer Natural Resources Co.	2,813	609,099
Valero Energy Corp.(2)	5,698	608,831
Williams Cos., Inc. (The)(2)	2,785	79,734
		$ 17,040,685
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(2)	3,326	$ 718,083
		$ 718,083
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.(2)	41,044	$ 2,917,818
Eli Lilly & Co.(2)	4,342	1,403,986
Johnson & Johnson(2)	40,009	6,535,870
Merck & Co., Inc.(2)	49,934	4,300,316

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Organon & Co.(2)	5,259	$ 123,061
Pfizer, Inc.(2)	65,917	2,884,528
		$ 18,165,579
Professional Services — 0.3%
ManpowerGroup, Inc.(2)	1,193	$ 77,175
Robert Half International, Inc.(2)	13,637	1,043,231
		$ 1,120,406
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 550,747
		$ 550,747
Road & Rail — 1.2%
Canadian Pacific Railway, Ltd.(2)	24,185	$ 1,613,623
J.B. Hunt Transport Services, Inc.	2,663	416,546
Norfolk Southern Corp.(2)	11,072	2,321,245
		$ 4,351,414
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)(2)	29,838	$ 1,890,536
Analog Devices, Inc.(2)	15,118	2,106,542
Applied Materials, Inc.(2)	15,313	1,254,594
Broadcom, Inc.(2)	8,335	3,700,823
Enphase Energy, Inc.(1)(2)	9,538	2,646,509
Intel Corp.(2)	25,126	647,497
NVIDIA Corp.(2)	38,177	4,634,306
ON Semiconductor Corp.(1)(2)	20,088	1,252,085
QUALCOMM, Inc.(2)	14,156	1,599,345
SolarEdge Technologies, Inc.(1)(2)	547	126,609
Teradyne, Inc.(2)	16,574	1,245,536
		$ 21,104,382
Software — 8.2%
Adobe, Inc.(1)(2)	4,668	$ 1,284,633
ANSYS, Inc.(1)(2)	3,310	733,827
Intuit, Inc.(2)	4,921	1,906,002
Microsoft Corp.(2)	95,753	22,300,874
Oracle Corp.(2)	44,288	2,704,668
Salesforce, Inc.(1)(2)	7,051	1,014,216
		$ 29,944,220
Specialty Retail — 1.8%
Advance Auto Parts, Inc.(2)	3,365	$ 526,084
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)(2)	19,796	$ 5,462,508
Ross Stores, Inc.	6,820	574,722
		$ 6,563,314
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.(2)	198,951	$ 27,495,028
		$ 27,495,028
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B(2)	29,501	$ 2,452,123
		$ 2,452,123
Tobacco — 0.6%
Philip Morris International, Inc.(2)	27,713	$ 2,300,456
		$ 2,300,456
Trading Companies & Distributors — 0.3%
Fastenal Co.(2)	20,160	$ 928,166
		$ 928,166
Total Common Stocks (identified cost $110,604,881)		$365,379,708

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(4)	607,362	$ 607,362
Total Short-Term Investments (identified cost $607,362)		$ 607,362
Total Investments — 100.2% (identified cost $111,212,243)		$365,987,070
Total Written Call Options — (0.4)% (premiums received $6,622,678)		$ (1,304,068)
Other Assets, Less Liabilities — 0.2%		$ 495,344
Net Assets — 100.0%		$365,178,346
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05%.

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$28,684,960	$3,970	10/3/22	$ (200)
S&P 500 Index	80	28,684,960	4,010	10/5/22	(400)
S&P 500 Index	80	28,684,960	4,100	10/7/22	(400)
S&P 500 Index	79	28,326,398	4,200	10/10/22	(790)
S&P 500 Index	80	28,684,960	4,010	10/12/22	(3,800)
S&P 500 Index	81	29,043,522	3,930	10/14/22	(22,883)
S&P 500 Index	81	29,043,522	3,950	10/17/22	(22,680)
S&P 500 Index	80	28,684,960	3,960	10/19/22	(26,800)
S&P 500 Index	82	29,402,084	3,785	10/21/22	(218,940)
S&P 500 Index	81	29,043,522	3,800	10/24/22	(202,905)
S&P 500 Index	80	28,684,960	3,750	10/26/22	(334,000)
S&P 500 Index	82	29,402,084	3,720	10/28/22	(470,270)
Total					$(1,304,068)
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $607,362, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$38,019,250	$(37,411,888)	$ —	$ —	$607,362	$13,425	607,362
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$365,379,708*	$ —	$ —	$365,379,708
Short-Term Investments	607,362	—	—	607,362
Total Investments	$365,987,070	$ —	$ —	$365,987,070
Liability Description
Written Call Options	$ (1,304,068)	$ —	$ —	$ (1,304,068)
Total	$ (1,304,068)	$ —	$ —	$ (1,304,068)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.